FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
25.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Group measures available-for-sale security at fair value on a recurring basis. The fair values of the Group’s available-for-sale security as measured and held-to-maturity securities as disclosed are classified within Level 3 and determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the investments was determined by management with the assistance of independent third party valuation firms. The fair values of the Group’s cash equivalents, restricted cash, short-term investments as disclosed are classified within Level 1 as they are valued using a quoted market price in active markets for identical assets.

The Group measures certain financial assets, including available-for-sale security at fair value on a nonrecurring basis only if it was determined to be impaired on an other-than-temporary basis. The Group’s non-financial assets, such as intangible assets, long term investment at cost and goodwill, would be measured at fair value post-acquisition, if there is any impairment or disposal, by the Group.

Assets measured at fair value on a recurring basis and non-recurring basis are summarized below:

	Fair Value Measurement at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2013
	RMB	RMB	RMB	RMB	US$

Fair value disclosure
Short term investments
- Fixed rate time deposits	250,486,050	—	—	250,486,050	41,377,347
- Investment contracts	2,549,200,000	—	—	2,549,200,000	421,097,842
Held-to-maturity
- Fixed rate time deposit	10,000,000	—	—	10,000,000	1,651,882

Fair value measurement

Recurring

Available-for-sale security	—	—	74,772,662	74,772,662	12,351,564

Non-recurring
Intangible asset impairment (Note 7)			20,100,000	20,100,000	3,320,283
Long-term investment in Glorious Mission Network (Note 1)	—	—	5,934,190	5,934,190	980,258

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB

Fair value disclosure
Cash equivalents
- Fixed rate time deposits	700,000,000	—	—	700,000,000
Short term investments
- Fixed rate time deposits	139,314,900	—	—	139,314,900
- Investment contracts	600,000,000	—	—	600,000,000
Held-to-maturity
- Fixed rate time deposit	100,000,000	—	—	100,000,000
- CR Trust			118,000,000- 134,000,000	118,000,000- 134,000,000

Fair value measurement

Recurring

Available-for-sale security	—	—	78,740,916	78,740,916

Non-recurring
Impairment loss on the available-for-sale security	—	—	240,725,709	240,725,709

The following table summarizes the valuation of the available-for-sale securities:

Amount
RMB
Fair value of available-for-sale securities as of January 1, 2012	386,851,118
Reversal of unrealized holding gains	(39,364,932)
Transfer to long-term investment at cost	(34,149,500)
Impairment of the Preferred Shares (Note 10)	(240,725,709)
Effect of exchange rate change	6,129,939

Fair value of available-for-sale security as of December 31, 2012	78,740,916

Unrealized loss on the Preferred Shares (Note 10)	(1,614,739)
Effect of exchange rate change	(2,353,515)

Fair value of available-for-sale security as of December 31, 2013	74,772,662

Fair value of available-for-sale security as of December 31, 2013 (US$)	12,351,564

The fair value of the available-for-sale security of the Preferred Shares as of December 31, 2012 and 2013 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) the Preferred Shares are redeemed at maturity (“Redemption”). For the expected volatilities, the Group made reference to historical volatilities of several comparable companies. The risk-free rate was based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2012 and 2013 with the term corresponding to the maturity of the Preferred Shares.

The fair value of the Preferred Shares under the EVA model for 2012 and 2013 was estimated using the following assumptions:

	December 31,	December 31,
	2012 (EVA model)	2013 (EVA model)
Risk-free interest rates	0.14%	0.12%
Expected volatility	42.78%	42.24%
Probabilities of different scenarios:
- IPO	0%	0%
- Liquidation	100%	100%
- Redemption	0%	0%

Due to 2012 events previously discussed in Note 10 that resulted in other-than-temporary impairment, the valuation model for the valuation dates of December 31, 2012 and 2013 ignored certain liquidation rights associated with the Preferred Shares as the realization of these rights are remote. Under this condition, the value of a preferred share is the same as that of an ordinary share and thus the value of the Preferred Share is equal to the total equity value of 51.com divided by the number of all preferred shares and ordinary shares. The fair value of the 100% equity interest of 51.com was determined by management with the assistance of an independent third party valuation firm using an income approach.